Selected Quarterly Financial Results - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selected Quarterly Financial Results (Unaudited)
Tax benefit					$ (1,127,394)	$ 21,743	$ (5,405)
Gain on acquisition					$ 0	$ 430,118	$ 0
Borgata [Member]
Selected Quarterly Financial Results (Unaudited)
Gain on property tax settlement		$ 36,000
Gain on property tax settlement, per share		$ 0.04			$ 0.04
Gain on acquisition			$ 430,000
Gain on acquisition per share			$ 0.60			$ 0.61
NV Energy [Member]
Selected Quarterly Financial Results (Unaudited)
NV Energy exit expense			$ 139,000
NV Energy exit expense per share			$ (0.18)			(0.18)
NV Energy [Member] | CityCenter Holdings LLC As Investee [Member]
Selected Quarterly Financial Results (Unaudited)
NV Energy exit expense			$ 13,000
NV Energy exit expense per share			$ (0.02)			$ (0.02)
Crystals [Member]
Selected Quarterly Financial Results (Unaudited)
Tax benefit	$ 1,400,000
Tax benefit, per share	$ 2.49				2.46
Gain on sale of business				$ 406,000		$ 401,000
Gain on sale of business per share				$ 0.57		$ 0.56
Crystals [Member] | CityCenter Holdings LLC As Investee [Member]
Selected Quarterly Financial Results (Unaudited)
Gain on sale of business						$ 401,000
Crystals [Member] | NV Energy [Member]
Selected Quarterly Financial Results (Unaudited)
NV Energy exit expense		$ 41,000
NV Energy exit expense per share		$ 0.05			$ 0.05